Contingency and Capital Commitments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Capital commitments [abstract]
Contractual commitments to acquire property, plant and equipment	¥ 2,626	¥ 2,773,096
Contractual commitments to acquire intangible assets	¥ 383	¥ 317